Fund I Landing Page - Pre IPO

# Before IPO

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Robinhood Ventures Fund I

## Request shares today

Robinhood Ventures Fund I (RVI) is here. Explore some of the portfolio companies, learn more about their stories, and get a deeper look into the fund.

Learn more



Phase 1 & 2 Module

## Fund I Roadshow

Robinhood Chairman & CEO Vlad Tenev and fund management took us through Fund I, spoke on strategy, and highlighted some of the portfolio companies.

Read the RVI Preliminary Prospectus


Robinhood Ventures Fund I
Roadshow Kickoff

Phase 3 Module

## Get to know the companies

Every company has a story.
Learn about a few of the Fund I portfolio companies straight from their CEOs.

Third party speaker disclosure

**Third party speaker disclosures**

The speakers are not employed by or affiliated with Robinhood Markets, Inc., its subsidiaries, or RVI ("Robinhood"). Views are their own and do not necessarily reflect Robinhood.

**Databricks**
Co-Founder & CEO Ali Ghodsi
Coming Feb 18



**Mercor**
Founder & CEO Brendan Foody
Coming Feb 18



**Ramp**
Co-Founder & CEO Eric Glyman
Coming Feb 19



**Airwallex**
CEO Jack Zhan
Coming Feb 19



**Oura**
CEO Tom Hale
Coming Feb 20



**Boom**
Founder & CEO Blake Scholl
Coming Feb 20



Phase 4 Module

## Institutional conversations

Watch these institutional sit-downs, and hear the fund management answer questions from investors.

Third party speaker disclosure

**Third party speaker disclosures**

The speakers are not employed by or affiliated with Robinhood Markets, Inc., its subsidiaries, or RVI ("Robinhood"). Views are their own and do not necessarily reflect Robinhood.

Brad Gerstner and Altimeter Capital Management, LP and its affiliates (collectively, "Altimeter") have invested in certain of RVI's portfolio companies and may seek to invest in or do business with the Fund or with certain of the Fund's portfolio companies. As a result, investors should be aware that Mr. Gerstner may have a conflict of interest that could affect the objectivity of this presentation.

William A. Ackman and Pershing Square Capital Management and its affiliates (collectively, "Pershing Square") may seek to invest in or do business with the Fund or with certain of the Fund's portfolio companies. As a result, investors should be aware that Mr. Ackman may have a conflict of interest that could affect the objectivity of this presentation.

**Brad Gerstner**
Fund management takes questions from investor Brad Gerstner.
Coming soon



**Bill Ackman**
Fund management takes questions from investor Bill Ackman.
Coming soon



## Learn More About Robinhood Ventures Fund I

### What is a closed-end fund?

A closed-end fund is an investment company that is registered under the Investment Company Act of 1940. A closed-end fund does not offer investors redemption rights and can invest up to 100% of its assets in illiquid investments. RVI plans to list on a national securities exchange to provide investors with the ability to trade shares of the fund.

### What does RVI invest in?

RVI's investment program focuses on a concentrated portfolio of private companies at the frontiers of their respective industries. RVI holds investments for the long term through the initial public offering (IPO) and beyond, and seeks to invest across a number of sectors.

### Do we know what companies RVI invests in?

Yes. RVI provides the public with periodic disclosures, including a schedule of investments that shows the name of each issuer in which RVI has invested.

### Do I need to be an "accredited investor" to invest in RVI?

No. You do not need to be an accredited investor.

### Who manages RVI's investments?

RVI's investments are managed by Robinhood Ventures DE, LLC, which is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. Robinhood Ventures DE, LLC was formed in August 2025, has limited investing history and is a wholly owned subsidiary of Robinhood Markets, Inc.

A registration statement relating to common shares of beneficial interest of Robinhood Ventures Fund I ("RVI") has been filed with the Securities and Exchange Commission (the "SEC") but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common shares of beneficial interest of RVI will be made only by means of a prospectus forming part of the registration statement. You may get these documents for free by visiting the SEC website at www.sec.gov. Alternatively, copies of the prospectus, when available, may be obtained by contacting Goldman Sachs & Co. LLC, Attention: Prospectus Department, 200 West Street, New York, New York 10282, telephone: 1-866-471-2526, or by emailing prospectus-ny@ny.email.gs.com; or from RVI by emailing corporate-legal-group@robinhood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVI before investing. The prospectus, which will contain this and other information about RVI, should be read carefully before investing.

**Forward-Looking Statements**

This communication includes "forward looking statements," including with respect to RVI's proposed initial public offering and RVI's current and prospective portfolio investments. These statements include statements about our ability to register the public offering of shares of RVI with the SEC, RVI's investment objectives, RVI's intent to hold a concentrated portfolio of private companies at the frontiers of their respective industries, RVI's intent to hold these companies for the long term, whether any of RVI's portfolio companies will themselves conduct an IPO, and other forward-looking statements. You can sometimes identify forward-looking statements through the use of words or phrases such as "will" or "expect" and similar words and expressions of the future. Forward-looking statements involve known and unknown risks, uncertainties and assumptions, including the risks outlined under "Risks" in the preliminary prospectus and elsewhere in RVI's filings with the SEC, which may cause actual results to differ materially from any results expressed or implied by any forward-looking statement. RVI and Robinhood have no obligation, and do not undertake any obligation, to update or revise any forward-looking statement made in this communication to reflect changes since the date of this communication, except as required by law.

Brokerage Customer Relationship Summary | FINRA's BrokerCheck

**All investments involve risk and loss of principal is possible.**

RVI may not be suitable for all investors. An investment in the Fund is speculative and involves a high degree of risk with substantial risk of loss. The Fund's investments in private companies may be subject to higher risk than investments in securities of public companies. Investors should consider the investment objectives, risks, and charges and expenses of any closed-end fund (CEF) carefully before investing. The prospectus contains this and other information about the CEF and should be read carefully before investing.

RVI is a newly organized, non-diversified closed-end fund investing in a concentrated portfolio of private "Frontier Companies." This investment strategy entails limited information, illiquidity, valuation uncertainty, and risk of loss; shares and the value of the Fund's Net Assets may be volatile and shares may trade at a discount or premium, and exposures may be via illiquid private vehicles with capital calls and extra fees. The Fund may use leverage, has limited operating history, and does not anticipate that it will pay dividends on a quarterly basis or become a predictable distributor of dividends, all of which can reduce or delay returns.

A "Frontier Company" means a private company that, in the Adviser's view, is a best-in-class, growing business operating at the cutting edge of its sector or industry. A company is "best-in-class" if the Adviser believes it has one or more competitive advantages relative to other companies in its sector.

There is no assurance that the private companies in which the Fund invests will ever have a liquidity event.

Closed-end funds differ from open-end funds in that closed-end funds do not redeem their shares at the request of an investor. No shareholder has the right to require the Fund to redeem his, her or its shares. While the Fund's shares are expected to be listed on an exchange, an active public market for the shares may not develop. As a result, shareholders may not be able to liquidate their investment. Accordingly, shareholders should consider that they may not have access to the funds they invest in the Fund for an indefinite period of time.

The net asset value (NAV) for a fund is calculated by dividing the total net assets of the fund by the total number of shares. CEF investors purchase shares on an exchange at the market price, which may be different from the NAV.

Robinhood Ventures DE, LLC ("Robinhood Ventures" or "**RHV**") is an investment advisor and provides advisory services to Robinhood Ventures Fund I.

Brokerage services are offered through Robinhood Financial LLC, ("**RHF**") a registered broker dealer (member SIPC).

**RHF** and **RHV** are separate, but affiliated companies. Robinhood and its affiliates generally earn more money from affiliated funds such as RVI than from unaffiliated funds.

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